Load [Member] Annual Fund Operating Expenses - Tennessee Tax-Free Income Series - Tennessee Tax-Free Income Series	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.77%	[1]

[1]	For the most recent fiscal year ended June 30, 2025, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.